Commitments and Contingent Liabilities (Additional Information) (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended		3 Months Ended		12 Months Ended							12 Months Ended			3 Months Ended		12 Months Ended	1 Months Ended												12 Months Ended			12 Months Ended					48 Months Ended				1 Months Ended				3 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended
	Dec. 31, 2009 LegalMatter	Sep. 30, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 LegalMatter	Mar. 31, 2012	Dec. 31, 2008 sites	Jan. 31, 2000 Plaintiff	Mar. 31, 2012 New Jersey Remediation Sites	Dec. 31, 2012 New Jersey Remediation Sites ton	Mar. 31, 2012 Jersey City Manufacturing Plant	Sep. 30, 2006 Jersey City Manufacturing Plant	Dec. 31, 2012 Jersey City Manufacturing Plant	Dec. 31, 2011 Jersey City Manufacturing Plant	Dec. 31, 2012 Calcasieu River And Two Chemicals Plants [Member] sites	Dec. 31, 2011 Calcasieu River And Two Chemicals Plants [Member]	Dec. 31, 2012 Commodity Chemicals Segment	Dec. 31, 2012 Other Environmental Contingencies	Dec. 31, 2011 Other Environmental Contingencies	Dec. 31, 2012 Administrative Content Order 1990 ACO Location	Dec. 31, 2012 Soil Treatment, Transportation And Disposal Of Excavated Soil	Dec. 31, 2012 Construction Services (Related To Soil Excavation, Groundwater Management And Site Security)	Sep. 30, 2008 Orphan Sites Settlement Location	Dec. 31, 2012 Orphan Sites Settlement Location	Dec. 31, 2012 Judicial Consent Order	Oct. 31, 2006 Calcasieu River Entity	Dec. 31, 2012 Calcasieu River Entity	Dec. 31, 2011 Calcasieu River sites	Oct. 31, 2011 Calcasieu River Entity	Jun. 30, 2011 Calcasieu River Entity	Dec. 31, 2012 Remedial Action Work Plan Administrative Content Order 1990 ACO Location	Dec. 31, 2012 Ongoing Investigation Activities Administrative Content Order 1990 ACO Location	Dec. 31, 2012 Finished Environmental Remediation Administrative Content Order 1990 ACO Location	Dec. 31, 2012 Unfinished Environmental Remediation Administrative Content Order 1990 ACO Location	Sep. 30, 2008 Unfinished Environmental Remediation Orphan Sites Settlement Location	Dec. 31, 2012 Unfinished Environmental Remediation Judicial Consent Order Location	Dec. 31, 2012 Partially Liable Environmental Remediation Orphan Sites Settlement Location	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Jersey City Manufacturing Plant	Oct. 31, 2006 Maximum Calcasieu River acre	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Jersey City Manufacturing Plant	Dec. 31, 2012 Minimum Administrative Content Order 1990 ACO ton	Oct. 31, 2006 Minimum Calcasieu River acre	Sep. 24, 2012 Phase One Settlement of Litigation	Dec. 31, 2012 Asbestos Issue LegalMatter	Dec. 31, 2011 Asbestos Issue	Dec. 31, 2008 Asbestos Issue	Dec. 31, 2012 Asbestos Issue Maximum	Mar. 31, 2006 Phase 1 sites	Jun. 30, 2009 Phase 2	Jun. 30, 2009 Phase 2 Potential Liability	Dec. 31, 2008 Phase 2 Potential Liability Location	Mar. 31, 2000 Pittsburgh Corning Corporation	Dec. 31, 2012 Pittsburgh Corning Corporation	Dec. 31, 2008 Pittsburgh Corning Corporation Asbestos Issue	May 14, 2002 Pittsburgh Corning Corporation Asbestos Issue	Dec. 31, 2012 Pittsburgh Corning Corporation Asbestos Issue	Dec. 31, 2011 Pittsburgh Corning Corporation Asbestos Issue	Dec. 31, 2012 Pittsburgh Corning Corporation Asbestos Issue Obligation Due 30 June 2011	Jul. 17, 2012 Third Amendment Pittsburgh Corning Corporation Asbestos Issue	Sep. 30, 2012 Third Amendment Pittsburgh Corning Corporation Asbestos Issue
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Settlement Agreement, Consideration						$ 6,000,000
Asbestos [Abstract]
Private putative class cases filed					30
PPG percent ownership interest																																																							50.00%
Number of pending cases																																														114,000
After-tax charge, write-off of investment in PC, related to PC filing for Chapter 11 Bankruptcy																																																						35,000,000
Number of days after effective date of a confirmed reorganization plan																																																						30 days
Number of days after second amended reorganization plan																																																									30 days
Agreement to convey assets to the PC asbestos settlement trust (the "Trust"), shares of PPG common stock																																																								1,388,889	1,388,889
Future PPG cash payments to the Trust																																																								825,000,000	998,000,000
Fixed payment schedule, period																																																									21 years
Fixed payment schedule, effective date																																																									2003-06-30
Future PPG cash payments to the Trust, prepayment discount rate																																																								5.50%	5.50%
Future PPG legal fees and expenses on behalf of the Trust																																																									30,000,000
Future cash payments to the Trust by PPG's participating historical insurance carriers																																																								1,700,000,000	1,700,000,000
Future cash payments to the Trust by PPG's participating historical insurance carriers, prepayment discount rate																																																								5.50%	5.50%
Loss contingency, lawsuit filing date																																																													August 20, 2012
Loss contingency hearing date																																																													Oct. 10, 2012
Period of funding effective period																																																														30 days
Percentage of premises claims currently comprised of the total of asbestos related claims against PPG																																																	2.00%
Claims alleging personal injury caused by asbestos on PPG premises, approximate number of claims settled																																														500
Claims alleging personal injury caused by asbestos on PPG premises, approximate number of claims being considered for potential settlement																																														380
Reduction in cash obligation to the Trust, corresponding increase in reserve for PPG claims responsibility																																																162,000,000
PPG's reserve for asbestos-related claims that will not be channeled to the Trust																																														162,000,000	162,000,000
Total obligation																																																										920,000,000	834,000,000
Obligation reported as a current liability			683,000,000	593,000,000																																																						683,000,000	593,000,000
Obligation reported as a non-current liability			237,000,000	241,000,000																																																						237,000,000	241,000,000	5,000,000
Accretion of asbestos liability																																																										109,000,000
PC-related claims at trial that PPG was found not responsible	2
Number of plaintiffs one jury found PPG, for the first time, partly responsible for injuries								5
Environmental Matters [Abstract]
Reserves for environmental contingencies			332,000,000	226,000,000						221,000,000			221,000,000	129,000,000	31,000,000	34,000,000	1,000,000	79,000,000	63,000,000
Reserves for environmental contingencies classified as current liabilities			101,000,000	59,000,000
Number of sites							18								2									3				2																						4			1
Cash outlays related to environmental remediation			62,000,000	48,000,000	28,000,000
Increase in liability for environmental remediation, impact of foreign currency			2,000,000	(3,000,000)
Liability for environmental claims, net, period increase (decrease)			3,000,000
Pretax charges for environmental remediation costs		165,000,000	166,000,000	9,000,000	12,000,000				145,000,000		145,000,000	165,000,000	159,000,000
Historical low end of range of annual environmental remediation expense over the past 15 years			10,000,000
Historical high end of range of annual environmental remediation expense over the past 15 years			35,000,000
Remediation period			16 years
Expected cash payments for environmental remediation costs for remaining fiscal year			100,000,000
Expectations of cash outlays for environmental remediation costs, low estimate per year from 2012 through 2015																																						30,000,000			10,000,000
Total number of sites to be remediated																				61			53								1,000,000	6	47	14	6	20	10
PPG agrees to reimburse the NJDEP for a portion of past costs																							5,000,000
Completion period for investigation and remediation of the soils and sources of contamination of all ACO sites and the six orphan sites for which PPG has accepted sole responsibility																				2014
Judicial Consent Order combining ACO and Orphan Sites Settlement, reparation claim payable to the City of Jersey City																									1,500,000
Payment time period																									5 years
Soil that may be potentially impacted for all remaining sites (in tons)										1,000,000																																	70,000
Percentage of the total remaining reserve																					55.00%	30.00%
Time period for final resolution of New Jersey Chrome site legal matters																																							3 years			2 years
PPG's exposure regarding the Calcasieu Estuary, acres of adjacent marshes																																								200				150
Number of potentially responsible parties																										3	3		3
Number of companies in the proposed new cooperative agreement																														4
Number of potentially responsible parties no longer responsible																													1
Unreserved loss contingencies related to environmental matters, low estimate			100,000,000
Unreserved loss contingencies related to environmental matters, high estimate			275,000,000
PPG's exposure regarding the Calcasieu Estuary																										Lower few miles of Bayou d’Inde, a small tributary to the Calcasieu Estuary near PPG’s Lake Charles facility, and about 150 to 200 acres of adjacent marshes.
Other Contingency Matters [Abstract]
Number of sites							18								2									3				2																						4			1
Estimate of possible loss from contingency																																													300,000					3,100,000		27,000,000
Litigation where PPG is a defendant, jury verdict																																																			$ 18,000,000
Litigation where PPG is a defendant, damages sought																																																		The jury returned a verdict in the amount of $3.1 million against PPG, The Dow Chemical Company, Vulcan, Oxy, and R.R. Street. The verdict was not apportioned.